Note 15 - Margin Call on Gold Hedge (Details Textual)		1 Months Ended	12 Months Ended				31 Months Ended
	Aug. 17, 2018 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	Aug. 17, 2018 USD ($)
Statement Line Items [Line Items]
Hedging gains (losses) for hedge of group of items with offsetting risk positions			$ (360,000)			$ (435,000)
Early settlement discount for gold price			1.25%
Derivative contract for 8,000 ounces of Gold [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	8,000						8,000
Hedging instruments, protected, price	$ 1,150
Hedging instruments, participation, price	$ 1,195						$ 1,195
Hedging gains (losses) for hedge of group of items with offsetting risk positions			$ (360,000)
Derivative contract for 15,000 ounces of Gold [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged		15,000
Hedging instruments, protected, price		$ 1,050
Hedging instruments, participation, price		$ 1,079
Hedging gains (losses) for hedge of group of items with offsetting risk positions						$ (435,000)
Term of derivative contract		180 days

[1]	Restated, refer note 4(a).